7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of summarized financial information of AFOy (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of summarized financial information of AFOy
December 31, 2022
Current assets	$101,996
Non-current assets	263,796
Current liabilities	4,264
Non-current liabilities	527,717
Loss for the year	128,517